Commitments and Contingencies - Schedule of Capital Expenditure Commitments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2024	$ 82,299
2025	52,201
2026	60,774
2027	27,823
Total	223,097
Due to Shipyards/Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2024	79,984
2025	50,657
2026	58,844
2027	27,098
Total	216,583
Due to Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2024	1,834
2025	1,544
2026	1,930
2027	725
Total	6,033
Other Commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2024	481
2025	0
2026	0
2027	0
Total	$ 481